Concentration of Major Customers and Suppliers	12 Months Ended
Jun. 30, 2026
Concentration of Major Customers and Suppliers [Abstract]
CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

NOTE 14 – CONCENTRATION OF MAJOR CUSTOMERS AND SUPPLIERS

Major Customers

For the fiscal year ended June 30, 2026, one customer accounted for approximately 10% of the revenue of the Company. As of June 30, 2026, two customers accounted for approximately 23% and 22% of the Company’s total Accounts receivables.

For the fiscal year ended June 30, 2025, no customer contributed over 10% of the revenue of the Company. As of June 30, 2025, Customers C, and B accounted for approximately 66% and 14% of the Company’s total Accounts receivables.

Major Suppliers

For fiscal 2026, one supplier accounted for approximately 99.41% of our total purchases. As of June 30, 2026, one supplier accounted for approximately 99.17% of the Company’s accounts payable.

For fiscal 2025, Supplier L accounted for approximately 97.48% of our total purchases. As of June 30, 2025, Supplier P accounted for approximately 98.17% of the Company’s accounts payable.